Stock-Based Compensation Plans (Schedule Of Stock Options, Activity) (Details) (USD $)	3 Months Ended		12 Months Ended
	Oct. 31, 2014	Oct. 31, 2013	Jul. 31, 2014	Jul. 31, 2013
2000 Stock Option Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options, outstanding, beginning balance	611,300	986,786	986,786
Number of options, exercised	(102,975)	(20,000)
Number of options, forfeited	(200)	(3,125)
Number of options, outstanding, ending balance	508,125	963,661	611,300	986,786
Number of options, exercisable	508,125	948,700
Weighted average exercise price, options, outstanding, beginning balance	$ 1.60	$ 1.41	$ 1.41
Weighted average exercise price, options, exercised	$ 1.78	$ 0.77
Weighted average exercise price, options, forfeited	$ 1.35	$ 0.95
Weighted average exercise price, options, outstanding, ending balance	$ 1.57	$ 1.43	$ 1.60	$ 1.41
Weighted average exercise price, options, exercisable	$ 1.57	$ 1.44
Weighted average remaining contractual period, options outstanding, beginning balance	3 years 3 months 22 days	3 years 11 months 5 days	3 years 2 months 5 days	4 years 2 months 19 days
Weighted average remaining contractual period, options outstanding, ending balance	3 years 3 months 22 days	3 years 11 months 5 days	3 years 2 months 5 days	4 years 2 months 19 days
Weighted average remaining contractual period. in years, options, exercisable	3 years 3 months 22 days	3 years 10 months 17 days
Aggregate intrinsic value, options outstanding, beginning balance	$ 834,752	$ 1,564,296	$ 1,564,296
Aggregate intrinsic value, options outstanding, ending balance	960,733	1,773,485	834,752	1,564,296
Aggregate intrinsic value, options, exercisable	960,733	1,733,891
2010 Stock Option Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options, outstanding, beginning balance	482,542	394,460	394,460
Number of options, granted	45,000
Number of options, exercised	(16,000)
Number of options, forfeited	(25,666)	(8,875)
Number of options, outstanding, ending balance	485,876	385,585	482,542	394,460
Number of options, exercisable	232,377	224,440
Weighted average exercise price, options, outstanding, beginning balance	$ 2.16	$ 1.25	$ 1.25
Weighted average exercise price, options, granted	$ 3.21
Weighted average exercise price, options, exercised	$ 1.09
Weighted average exercise price, options, forfeited	$ 3.22	$ 1.43
Weighted average exercise price, options, outstanding, ending balance	$ 2.24	$ 1.24	$ 2.16	$ 1.25
Weighted average exercise price, options, exercisable	$ 1.77	$ 1.21
Weighted average remaining contractual period, options outstanding, beginning balance	8 years 1 month 28 days	8 years 5 months 12 days	8 years 6 months 22 days	8 years 8 months 12 days
Weighted average remaining contractual period, options outstanding, ending balance	8 years 1 month 28 days	8 years 5 months 12 days	8 years 6 months 22 days	8 years 8 months 12 days
Weighted average remaining contractual period. in years, options, exercisable	7 years 3 months 15 days	8 years 2 months 27 days
Aggregate intrinsic value, options outstanding, beginning balance	453,057	691,485	691,485
Aggregate intrinsic value, options outstanding, ending balance	593,984	781,652	453,057	691,485
Aggregate intrinsic value, options, exercisable	$ 391,660	$ 463,167